Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill [Abstract]
Goodwill
11.	GOODWILL

	As of December 31,
	2010	2011
Gross amount:
Beginning balance	3,904	4,038
Goodwill arising from acquisitions	—	5,140
Exchange differences	134	404

Ending balance	4,038	9,582

Accumulated goodwill impairment loss:
Beginning balance	(770)	(796)
Exchange differences	(26)	(39)

Ending balance	(796)	(835)

Goodwill, net	3,242	8,747

In 2011, goodwill increased by $5,140 including $2,679 and $2,461 arising from the acquisitions of Etag and additional interest of PDAger, respectively, as discussed in note 3 "Business Combinations". There was no goodwill impairment loss recorded in the years ended December 31, 2009, 2010 and 2011.